Leases - Summary Of Weighted Average In Operating Leases (Details)	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Operating leases, Weighted Average Remaining Lease Term	9 years 4 months 24 days	4 years 3 months 18 days
Operating leases, Weighted Average Discount Rate	5.37%	3.65%